Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Other investments	$ 190	$ 150
Assets, total fair value	282	236
Liabilities
Liabilities, total fair value	(174)	(244)
Level 1
Assets
Other investments	190	150
Assets, total fair value	190	150
Liabilities
Liabilities, total fair value	0	0
Level 2
Assets
Other investments	0	0
Assets, total fair value	92	86
Liabilities
Liabilities, total fair value	(174)	(244)
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Energy contracts subject to regulatory deferral
Assets
Assets	51	63
Liabilities
Liabilities	(149)	(197)
Energy contracts subject to regulatory deferral | Level 1
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Energy contracts subject to regulatory deferral | Level 2
Assets
Assets	51	63
Liabilities
Liabilities	(149)	(197)
Energy contracts subject to regulatory deferral | Level 3
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Energy contracts not subject to regulatory deferral
Assets
Assets	4	7
Liabilities
Liabilities	(2)	(2)
Energy contracts not subject to regulatory deferral | Level 1
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Energy contracts not subject to regulatory deferral | Level 2
Assets
Assets	4	7
Liabilities
Liabilities	(2)	(2)
Energy contracts not subject to regulatory deferral | Level 3
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Total return swaps and foreign exchange contracts
Assets
Assets	37
Total return swaps and foreign exchange contracts | Level 1
Assets
Assets	0
Total return swaps and foreign exchange contracts | Level 2
Assets
Assets	37
Total return swaps and foreign exchange contracts | Level 3
Assets
Assets	0
Interest rate contracts and cross-currency interest rate swaps
Liabilities
Liabilities	(23)
Interest rate contracts and cross-currency interest rate swaps | Level 1
Liabilities
Liabilities	0
Interest rate contracts and cross-currency interest rate swaps | Level 2
Liabilities
Liabilities	(23)
Interest rate contracts and cross-currency interest rate swaps | Level 3
Liabilities
Liabilities	$ 0
Total return swaps and interest rate contracts
Assets
Assets		16
Total return swaps and interest rate contracts | Level 1
Assets
Assets		0
Total return swaps and interest rate contracts | Level 2
Assets
Assets		16
Total return swaps and interest rate contracts | Level 3
Assets
Assets		0
Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Liabilities		(45)
Foreign exchange contracts and cross-currency interest rate swaps | Level 1
Liabilities
Liabilities		0
Foreign exchange contracts and cross-currency interest rate swaps | Level 2
Liabilities
Liabilities		(45)
Foreign exchange contracts and cross-currency interest rate swaps | Level 3
Liabilities
Liabilities		$ 0